Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of the condensed consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions about future events that affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of expenses. These estimates and assumptions are based on the Company’s best estimates and judgment. The Company regularly evaluates its estimates and assumptions using historical and industry experience and other factors; however, actual results could differ materially from these estimates and could have an adverse effect on the Company’s condensed consolidated financial statements.

Use of Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions about future events that affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of expenses. These estimates and assumptions are based on the Company’s best estimates and judgment. The Company regularly evaluates its estimates and assumptions using historical and industry experience and other factors; however, actual results could differ materially from these estimates and could have an adverse effect on the Company’s financial statements.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with original maturities of three months or less from the purchase date to be cash equivalents. The Company maintains its cash in checking and savings accounts. Income generated from cash held in savings accounts is recorded as interest income. The carrying value of the Company’s savings accounts is included in cash and approximates the fair value.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with original maturities of three months or less from the purchase date to be cash equivalents. The Company maintains its cash in checking and savings accounts. Income generated from cash held in savings accounts is recorded as interest income. The carrying value of the Company’s savings accounts is included in cash and approximates the fair value.

Fair Value Measurements

Fair Value Measurements

The carrying values of the Company’s financial assets and liabilities, including cash and cash equivalents, subscription receivables, prepaid expenses, accounts payable and accrued expenses approximate their fair value due to the short-term nature of these instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. Assets and liabilities recorded at fair value in the financial statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. Hierarchical levels are directly related to the amount of subjectivity with the inputs to the valuation of these assets or liabilities as follows:

Level 1 — Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;

Level 2 — Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable inputs for similar assets or liabilities. These include quoted prices for identical or similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active;

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Fair Value Measurements

Financial assets and liabilities are recorded at fair value on a recurring basis in the balance sheet. The carrying values of the Company’s financial assets and liabilities, including cash and cash equivalents, subscription receivables, prepaid expenses, accounts payable and accrued expenses approximate their fair value due to the short-term nature of these instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. Assets and liabilities recorded at fair value in the financial statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. Hierarchical levels are directly related to the amount of subjectivity with the inputs to the valuation of these assets or liabilities as follows:

Level 1 — Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;

Level 2 — Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable inputs for similar assets or liabilities. These include quoted prices for identical or similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active;

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash and cash equivalents. Bank deposits are held by accredited financial institutions and these deposits may at times be in excess of federally insured limits. The Company limits its credit risk associated with cash and cash equivalents by placing them with financial institutions that it believes are of high quality. The Company has not experienced any losses on its deposits of cash or cash equivalents.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash and cash equivalents. Bank deposits are held by accredited financial institutions and these deposits may at times be in excess of federally insured limits. The Company limits its credit risk associated with cash and cash equivalents by placing them with financial institutions that it believes are of high quality. The Company has not experienced any losses on its deposits of cash or cash equivalents.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which is five years. Maintenance and repairs are charged to operating expense as incurred. When assets are sold, or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any gain or loss is included in other income (expense).

Property and Equipment, Net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which is five years. Maintenance and repairs are charged to operating expense as incurred. When assets are sold, or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any gain or loss is included in other income (expense).

Leases

Leases

The Company determines if an arrangement is a lease at inception. Lease right-of-use assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. For operating leases with an initial term greater than 12 months, the Company recognizes operating lease right-of-use assets and operating lease liabilities based on the present value of lease payments over the lease term at the commencement date. Operating lease right-of-use assets are comprised of the lease liability plus any lease payments made and excludes lease incentives. Lease terms include options to renew or terminate the lease when the Company is reasonably certain that the renewal option will be exercised or when it is reasonably certain that the termination option will not be exercised. For an operating lease, if the interest rate used to determine the present value of future lease payments is not readily determinable, the Company estimates the incremental borrowing rate as the discount rate for the lease. The Company’s incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in similar economic environments. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Leases

The Company determines if an arrangement is a lease at inception. Lease right-of-use assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. For operating leases with an initial term greater than 12 months, the Company recognizes operating lease right-of-use assets and operating lease liabilities based on the present value of lease payments over the lease term at the commencement date. Operating lease right-of-use assets are comprised of the lease liability plus any lease payments made and excludes lease incentives. Lease terms include options to renew or terminate the lease when the Company is reasonably certain that the renewal option will be exercised or when it is reasonably certain that the termination option will not be exercised. For an operating lease, if the interest rate used to determine the present value of future lease payments is not readily determinable, the Company estimates the incremental borrowing rate as the discount rate for the lease. The Company’s incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in similar economic environments. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Research and Development Expenses

Research and Development Expenses

Research and development expenses consist primarily of costs incurred for the development of the Company’s lead product candidates, REVTx-99a/b and lead diagnostic product, REVDx-501. Research and development costs are charged to expense as incurred. The Company records accrued expenses for estimated preclinical, clinical study and research expenses related to the services performed but not yet invoiced pursuant to contracts with research institutions, contract research organizations, and clinical manufacturing organizations that conduct and manage preclinical studies, clinical studies, research services, and development services on the Company’s behalf. Payments for these services are based on the terms of individual agreements and payment timing may differ significantly from the period in which the services were performed. Estimates are based on factors such as the work completed, including the level of patient enrollment. The Company monitors patient enrollment levels and related activity to the extent reasonably possible and makes judgments and estimates in determining the accrued balance in each reporting period. The Company’s estimates of accrued expenses are based on the facts and circumstances known at the time. If the Company underestimates or overestimates the level of services performed or the costs of these services, actual expenses could differ from estimates. As actual costs become known, the Company adjusts accrued expenses. To date, the Company has not experienced significant changes in estimates of clinical study and development services accruals.

Research and Development Expenses

Research and development expenses consist primarily of costs incurred for the development of the Company’s lead product candidate, REVTx-99 and lead diagnostic product, REVDx-501. Research and development costs are charged to expense as incurred. The Company records accrued expenses for estimated preclinical and clinical study and research expenses related to the services performed but not yet invoiced pursuant to contracts with research institutions, contract research organizations, and clinical manufacturing organizations that conduct and manage preclinical studies, clinical studies, research services, and development services on the Company’s behalf. Payments for these services are based on the terms of individual agreements and payment timing may differ significantly from the period in which the services were performed. Estimates are based on factors such as the work completed, including the level of patient enrollment. The Company monitors patient enrollment levels and related activity to the extent reasonably possible and makes judgments and estimates in determining the accrued balance in each reporting period. The Company’s estimates of accrued expenses are based on the facts and circumstances known at the time. If the Company underestimates or overestimates the level of services performed or the costs of these services, actual expenses could differ from estimates. As actual costs become known, the Company adjusts accrued expenses. To date, the Company has not experienced significant changes in estimates of clinical study and development services accruals.

Patent Costs

Patent Costs

Legal costs in connection with approved patents and patent applications are expensed as incurred, as recoverability of such expenditures is uncertain. These costs are recorded in general and administrative expense in the statements of operations.

Patent Costs

Legal costs in connection with approved patents and patent applications are expensed as incurred, as recoverability of such expenditures is uncertain. These costs are recorded in general and administrative expense in the statements of operations.

Stock-based Compensation

Stock-based Compensation

The Company recognizes compensation expense related to stock options, third-party warrants, and Restricted Stock Unit (“RSU”) awards granted, based on the estimated fair value of the stock-based awards on the date of grant. The fair value of employee stock options and third-party warrants are generally determined using the Black-Scholes option-pricing model using various inputs, including estimates of expected volatility, term, risk-free rate, and future dividends. The grant date fair value of the stock-based awards, which have graded vesting, is recognized using the straight-line method over the requisite service period of each stock-based award, which is generally the vesting period of the respective stock-based awards. The Company recognizes forfeitures as they occur.

Stock-based Compensation

The Company recognizes compensation expense related to RSU awards granted to employees, directors, officers and consultants, based on the estimated fair value of the awards on the date of grant. The grant date fair value of the stock-based awards, which have graded vesting, is recognized using the straight-line method over the requisite service period of each award, which is generally the vesting period of the respective awards. The Company recognizes compensation expense related to warrants granted, based on the estimated fair value of the awards on the date of grant using a Black-Scholes option pricing model. The Company recognizes forfeitures as they occur.

Determination of the Fair Value of Common Stock

Determination of the Fair Value of Common Stock

Given the absence of a public trading market for the Company’s shares of common stock, the board of directors exercises their judgment and considers a number of objective and subjective factors to determine the best estimate of the fair value of the Company’s shares of common stock, including timely valuations of the Company’s shares of common stock prepared by an unrelated third-party valuation firm, important developments in the Company’s operations, sales of common stock and preferred stock, actual operating results and financial performance, the conditions in the biotechnology industry and the economy in general, the stock price performance and volatility of comparable public companies, and the lack of liquidity of the Company’s shares of common stock, among other factors. After the effectiveness of this registration statement, the Company’s board of directors will determine the fair value of each share of common stock based on the closing price of the Company’s shares of common stock as reported on the date of grant.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates applied to taxable income in the years in which those temporary differences are expected to be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized as income or loss in the period that includes the enactment date. A valuation allowance is established when necessary to reduce deferred tax assets to the amount expected to be realized. Interest and penalties related to unrecognized tax benefits are included within the provision of income tax. To date, there have been no unrecognized tax benefits balances.

Income Taxes

Income taxes are accounted for under the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates applied to taxable income in the years in which those temporary differences are expected to be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized as income or loss in the period that includes the enactment date. A valuation allowance is established when necessary to reduce deferred tax assets to the amount expected to be realized. Interest and penalties related to unrecognized tax benefits are included within the provision of income tax. To date, there have been no unrecognized tax benefits balances.

Basic and Diluted Net Loss per Share

Basic and Diluted Net Loss per Share

Basic net loss per share is calculated by dividing net loss by the weighted-average number of shares of common stock outstanding during the period, without consideration of potential shares of common stock. Diluted net loss per share is calculated by dividing net loss by the weighted-average number of shares of common stock outstanding plus potential shares of common stock. Convertible preferred stock on an as converted basis, unvested and unissued RSU awards, warrants and stock options outstanding are considered potential shares of common stock and are included in the calculation of diluted net loss per share using the treasury stock method when their effect is dilutive. Potential shares of common stock are excluded from the calculation of diluted net loss per share when their effect is anti-dilutive. As of June 30, 2022 and 2021, there were 14,441,532 and 4,207,776 potential shares of common stock, respectively, (see Note 9), that were excluded from the calculation of diluted net loss per share because their effect was anti-dilutive.

Basic and Diluted Net Loss per Share

Basic net loss per share is calculated by dividing net loss by the weighted-average number of shares of common stock outstanding during the period, without consideration of potential shares of common stock. Diluted net loss per share is calculated by dividing net loss by the weighted-average number of shares of common stock outstanding plus potential shares of common stock. Preferred Stock and unvested RSU awards are considered potential shares of common stock and are included in the calculation of diluted net loss per share using the treasury stock method when their effect is dilutive. Potential shares of common stock are excluded from the calculation of diluted net loss per share when their effect is anti-dilutive. As of December 31, 2021 and 2020, there were 1,544,038 and 666,705 potential shares of common stock, respectively, (see Note 6), that were excluded from the calculation of diluted net loss per share because their effect was anti-dilutive.

Unaudited Pro-Forma Financial Information

Unaudited Pro-Forma Financial Information

At the Closing of the Business Combination, all outstanding shares of the Series A Preferred Stock and Series A-1 Preferred Stock were converted into shares of common stock.

The unaudited pro-forma balance sheet information as of December 31, 2021 has been prepared to give effect to the exchange of all 628,930 outstanding shares of Series A Preferred Stock and all 684,450 outstanding shares of Series A-1 Preferred Stock into 1,313,380 shares of common stock as if the exchange had occurred on December 31, 2021. The shares of common stock issuable and the proceeds expected to be received in the Business Combination are excluded from such pro-forma financial information.

The unaudited pro-forma net loss per share for the year ended December 31, 2021 was computed using the weighted-average shares of common stock outstanding, including the pro-forma effect as if the conversion of all outstanding shares of Series A Preferred Stock and Series A-1 Preferred Stock into shares of common stock had occurred at the beginning of the period. The unaudited pro-forma net loss per share for the period from May 4, 2020 (inception) to December 31, 2020 was computed using the weighted-average shares of common stock outstanding, including the pro-forma effect as if the conversion of all outstanding shares of Series A Preferred Stock into shares of common stock had occurred at the beginning of the period.

Comprehensive Loss	Comprehensive Loss The Company has no components of comprehensive loss other than net loss. Thus, comprehensive loss is the same as net loss for the periods presented.	Comprehensive Loss The Company has no components of comprehensive loss other than net loss. Thus, comprehensive loss is the same as net loss for the period presented.
Segment Reporting

Segment Reporting

Operating segments are defined as components of an entity about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources in assessing performance.

The Company has one operating segment. The Company’s chief operating decision maker, its Chief Executive Officer, manages the Company’s operations for the purposes of allocating resources and evaluating financial performance.

Segment Reporting

Operating segments are defined as components of an entity about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources in assessing performance.

The Company has one operating segment. The Company’s chief operating decision maker, its Chief Executive Officer, manages the Company’s operations for the purposes of allocating resources and evaluating financial performance.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In December 2019, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2019-12, Simplifying the Accounting for Income Taxes (Topic 740) (“ASU 2019-12”). ASU 2019-12 issued guidance on the accounting for income taxes that, among other provisions, eliminates certain exceptions to existing guidance related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. This guidance also requires an entity to reflect the effect of an enacted change in tax laws or rates in its effective income tax rate in the first interim period that includes the enactment date of the new legislation, aligning the timing of recognition of the effects from enacted tax law changes on the effective income tax rate with the effects on deferred income tax assets and liabilities. Under existing guidance, an entity recognizes the effects of the enacted tax law change on the effective income tax rate in the period that includes the effective date of the tax law. This guidance is effective for fiscal years beginning after December 15, 2021, and interim periods within the fiscal years beginning after December 15, 2022. Early adoption is permitted. The adoption of this guidance is not expected to have a material impact on the Company’s financial statements.

Recent Accounting Pronouncements

In December 2019, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2019-12, Simplifying the Accounting for Income Taxes (Topic 740) (“ASU 2019-12”). ASU 2019-12 issued guidance on the accounting for income taxes that, among other provisions, eliminates certain exceptions to existing guidance related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. This guidance also requires an entity to reflect the effect of an enacted change in tax laws or rates in its effective income tax rate in the first interim period that includes the enactment date of the new legislation, aligning the timing of recognition of the effects from enacted tax law changes on the effective income tax rate with the effects on deferred income tax assets and liabilities. Under existing guidance, an entity recognizes the effects of the enacted tax law change on the effective income tax rate in the period that includes the effective date of the tax law. This guidance is effective for fiscal years beginning after December 15, 2021, and interim periods within the fiscal years beginning after December 15, 2022. Early adoption is permitted. The adoption of this guidance is not expected to have a material impact on the Company’s financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases Topic 842 (“ASU 2016-02”). The guidance in ASU 2016-02 supersedes the lease recognition requirements in ASC Topic 840, Leases. ASU 2016-02 requires an entity to recognize assets and liabilities arising from a lease for both financing and operating leases, along with additional qualitative and quantitative disclosures. ASU 2016-02 is effective for fiscal years beginning after December 15, 2021 for non-public entities, with early adoption permitted. The Company early adopted this standard on January 1, 2021, and the impact of its adoption on the Company’s financial statements was not material.

Unaudited Interim Condensed Consolidated Financial Statements

Unaudited Interim Condensed Consolidated Financial Statements

The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited financial statements as of December 31, 2021 and for the year ended December 31, 2021 and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company’s financial position as of June 30, 2022, results of operations for the three and six months ended June 30, 2022, and cash flows and stockholders’ equity (deficit) for the six months ended June 30, 2022. The financial data and the other financial information contained in these notes to the condensed consolidated financial statements related to the three and six months ended June 30, 2022 are unaudited. The results of operations for the three and six months ended June 30, 2022 are not necessarily indicative of the results to be expected for the year ending December 31, 2022 or for any other future annual or interim period. The condensed consolidated financial statements and notes thereto should be read in conjunction with the Company’s audited financial statements and notes thereto for the year ended December 31, 2021 included on Form 8-K/A, as filed with the SEC on April 22, 2022. The accompanying condensed consolidated balance sheet as of December 31, 2021 has been derived from the audited balance sheet at December 31, 2021 contained in the above referenced Form 8-K/A.